Equity and Comprehensive Income (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended			3 Months Ended
	Nov. 11, 2013	Mar. 06, 2013 installment	Jan. 29, 2013	Dec. 27, 2013	Feb. 19, 2014	Nov. 14, 2013	Mar. 29, 2013
Equity [Abstract]
Cash dividend payable (in dollars per share)		$ 0.64
Number of quarterly installments of dividend payable		4
Installment of dividend payable (in dollars per share)		$ 0.16
Accrued dividend							$ 296,000,000
Third Installment, Dividend Per Common Stock						$ 0.16
Fourth Installment, Dividend Per Common Stock					$ 0.16
Common Stock, Dividends, Increase (Decrease) Per Share	$ 0.08
Common Stock, Dividends, Per Share, Approved Subject to Shareholder Approval	$ 0.72
Share Repurchase Program
Amount approved under the share repurchase program			600,000,000
Number of shares repurchased				7
Value of shares repurchased				250,000,000
Amount outstanding under the 2013 share repurchase program				$ 250,000,000